GUARANTOR SUBSIDIARIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Aug. 04, 2013 October 2012 Senior Unsecured Notes due 2020	Feb. 03, 2013 October 2012 Senior Unsecured Notes due 2020	Oct. 15, 2012 October 2012 Senior Unsecured Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020
Unsecured Notes disclosures
Senior Subordinated Notes, Interest rate		11.50%	11.50%	11.50%	7.50%	7.50%	7.50%
Impact on consolidated results of operations or financial position	$ 0